Consolidated Statements of Cash Flows (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		332,804
Convertible Bridge Notes [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	165,692	285,452